THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OR ABOUT AUGUST 13, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED OR EXPIRED ON OR ABOUT AUGUST 15, 2001.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  6/30/99

Check here if Amendment [X]; Amendment Number: 2
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       March 29, 2002
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $399,431 (thousands)

Please note that this amendment consists solely of formerly confidential information omitted from the related initial Form 13F filed by the Reporting Manager with the Securities and Exchange Commission.

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

ABACUS DIRECT CORP              COM                002553105   9,432      110,800  SH          SOLE         110,800     0      0
AMERICAN BANKERS INS GROUP INC  COM                024456105  31,903      587,400  SH          SOLE         587,400     0      0
AMF BOWLING INC                 COM                03113V109   1,338      191,100  SH          SOLE         191,100     0      0
AMF BOWLING INC                 DEB CV ZERO 18     03113VAB5     851    6,080,000  PRN         SOLE       6,080,000     0      0
ASSOCIATED GROUP INC            CL B               045651205  28,691      457,000  SH          SOLE         457,000     0      0
ATLANTIC RICHFIELD CO           COM                048825103   9,473      114,300  SH          SOLE         114,300     0      0
CELLULAR COMMUNICATIONS P R     COM                15116N108   3,804      133,900  SH          SOLE         133,900     0      0
CHANCELLOR MEDIA CORP           COM                158915108  10,781      200,000  SH          SOLE         200,000     0      0
CHEMFIRST INC                   COM                16361A106  20,415      835,400  SH          SOLE         835,400     0      0
CILCORP INC                     COM                171794100   9,350      148,700  SH          SOLE         148,700     0      0
CITIZENS UTILS CO DEL           CL B               177342201   2,725      252,000  SH          SOLE         252,000     0      0
COLEMAN INC NEW                 COM                193559101  26,315    2,788,300  SH          SOLE       2,788,300     0      0
COLUMBIA ENERGY GROUP           COM                197648108  15,609      250,000  SH          SOLE         250,000     0      0
CONOCO INC                      PUT                208251956   4,181      150,000  SH   PUT    SOLE         150,000     0      0
CROMPTON & KNOWLES CORP         COM                227111101   2,676      138,100  SH          SOLE          38,100     0      0
DOUBLECLICK INC                 COM                258609304   9,135      107,200  SH          SOLE         107,200     0      0
DU PONT E I DE NEMOURS & CO     COM                263534109   6,794      100,000  SH          SOLE         100,000     0      0
DU PONT E I DE NEMOURS & CO     PUT                263534959   6,831      100,000  SH   PUT    SOLE         100,000     0      0
KING WORLD PRODTNS INC          COM                495667107  12,758      369,800  SH          SOLE         369,800     0      0
MILLICOM INTL CELLULAR S A      ORD                L6388F102   7,135      223,400  SH          SOLE         223,400     0      0
NEWCOURT CR GROUP INC           COM                650905102   4,266      350,000  SH          SOLE         350,000     0      0
NEWCOURT CR GROUP INC           CALL               650905902     252       19,500  SH   CALL   SOLE          19,500     0      0
NEWPORT NEW SHIPBUILDING INC    COM                652228107  13,493      441,500  SH          SOLE         441,500     0      0
NORDIC AMERICAN TANKER SHIPPNG  COM                G65773106   1,619      139,300  SH          SOLE         139,300     0      0
OMNIPOINT CORP                  COM                68212D102   8,039      277,500  SH          SOLE         277,500     0      0
OUTDOOR SYS INC                 COM                690057104  16,607      461,300  SH          SOLE         461,300     0      0
PENNZENERGY CO                  COM                70931Q109  11,183      710,000  SH          SOLE         710,000     0      0
RAYCHEM CORP DEL                COM                754603108  16,313      450,000  SH          SOLE         450,000     0      0
SAVILLE SYS PLC                 SPON ADR           805174109  11,413      809,800  SH          SOLE         809,800     0      0
SCHWAB CHARLES CORP NEW         PUT                808513955     888       16,300  SH   PUT    SOLE          16,300     0      0
SPIROS DEV CORP II INC / DURA   UNIT EX 123102     848935201   1,424      160,400  PRN         SOLE         160,400     0      0
TELEBANC FINANCIAL CORP         COM                87925R109  18,031      500,000  SH          SOLE         500,000     0      0
TELEPHONE & DATA SYS INC        COM                879433100  19,912      275,600  SH          SOLE         275,600     0      0
VOICESTREAM WIRELESS CORP       COM                928615103   4,982      173,100  SH          SOLE         173,100     0      0
YPF SOCIEDAD ANONIMA            SPON ADR CL D      984245100   4,720      119,500  SH          SOLE         119,500     0      0
SUNBEAM CORP.                   COM                867071102   2,497      330,200  SH          SOLE         330,200     0      0
SUNBEAM CORP.                   SRSDCV ZRO144A 18  867071AA0  43,595  258,338,000  PRN         SOLE     258,338,000     0      0
